SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of research and development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	$ 9,463	$ 9,031	$ 5,618
Less - capitalization of development costs	4,203	5,243	2,633
Research and development costs	5,260	3,788	2,985
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	3,917	3,468	2,173
Amortization of development costs
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	2,772	1,829	1,243
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	$ 2,774	$ 3,734	$ 2,202